EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNING PER SHARE ('EPS')
Number of dilutive potential common shares	0	0	0
Income from continuing operations before attribution of non-controlling	$ 6,996,365	$ 4,207,787	$ 315,359
Less: Non-controlling interests from continuing operations	212,875	120,992	39,365
Net income from continuing operations	6,783,490	4,086,795	275,994
Less: Preferred dividends declared	1,352,921	59,851	682,876
Less: Allocation of undistributed earnings to preferred stockholders	1,805,191	1,830,636	(583,718)
Net income allocated to common shareholders for basic EPS	3,625,378	2,196,308	176,836
Net income allocated to common shareholders for diluted EPS	$ 3,625,378	$ 2,196,308	$ 176,836
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic earnings per share to common shareholders	$ 7,113	$ 4,309	$ 347
Diluted earnings per share to common shareholders	7,113	4,309	347
Basic earnings per share from continuing operations	7,113	4,309	347
Diluted earnings per share from continuing operations	$ 7,113	$ 4,309	$ 347